CASH FLOW – OTHER ITEMS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash flow arising from changes in:
Stock-based compensation expense	$ 71	$ 33
Income from investment in equity investees (note 16)	(165)	(46)
Increase (decrease) in estimate of rehabilitation costs at closed mines	5	(13)
Net inventory impairment charges (note 17)	26	199
Gain on remeasurement of silver sale liability	(628)	0
Gains (losses) on litigation settlements	(216)	0
Change in other assets and liabilities	(113)	(169)
Settlement of rehabilitation obligations	(93)	(66)
Other operating activities	(1,113)	(62)
Cash flow arising from changes in:
Accounts receivable	(118)	(9)
Inventory	9	(111)
Other current assets	(89)	(109)
Accounts payable	(108)	19
Other current liabilities	(51)	37
Change in working capital	(357)	(173)
Dividends received from investments accounted for using equity method, classified as investing activities	125	0
Cash repayments of advances and loans from related parties	92	0
Funding of equity method investments (note 16)	2	5
Other	(2)	0
Other investing activities	$ 213	$ (5)